Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net income	$ 116,899	¥ 803,746	¥ 761,862	¥ 597,891
Adjustments to reconcile net income to net cash provided by operating activities:
Loss from disposal of property and equipment	44	304	135	4,746
Depreciation and amortization	13,422	92,282	81,964	61,320
Share-based compensation	16,401	112,763	93,635	79,171
Income from equity in affiliates	(2,104)	(14,469)	(92,136)	(22,343)
Income from disposal of subsidiaries	(4,541)	(31,219)
Provision for loan losses	(100)	(688)	2,093	(184)
Amortization of unearned income for financial leases	(9,059)	(62,285)	(11,723)
Changes in investment fair value in the consolidated funds			3,608
Fair value change of equity investments measured by fair value	922	6,342
Changes in operating assets and liabilities:
Accounts receivable	(14,540)	(99,969)	21,464	(81,785)
Amounts due from related parties	(8,254)	(56,747)	(173,775)	(94,108)
Other current assets	2,692	18,512	(96,470)	(13,637)
Other non-current assets	(94)	(648)	3,055	(12,263)
Accrued payroll and welfare expenses	6,562	45,118	53,140	82,700
Income taxes payable	5,200	35,754	(3,487)	(38,489)
Deferred revenues	(8,484)	(58,330)	108,002	24,827
Other current liabilities	29,329	201,644	124,293	(25,235)
Other non-current liabilities	(11,336)	(77,942)	31,882	(1,091)
Amounts due to related parties	(19)	(134)	(11,997)	12,272
Uncertain tax position liabilities				(67)
Deferred tax assets and liabilities	(5,924)	(40,730)	(16,928)	(12,566)
Acquisitions and sales of financial products	22,702	156,082	(250,068)	124,970
Other operating cash flows			(166)	118
Net cash provided by operating activities	149,718	1,029,386	628,383	686,247
Cash flows from investing activities:
Purchases of property and equipment	(18,649)	(128,223)	(152,712)	(101,369)
Purchase of held-to-maturity investments			(101,000)	(574,180)
Proceeds from redemption of held-to-maturity investments	19,635	135,000	180,580	454,840
Purchases of available-for-sale investments	(6,386)	(43,904)	(663,537)	(678,817)
Proceeds from sale or redemption of available-for-sale investments	14,188	97,551	721,487	908,628
Purchase of long-term investments	(28,686)	(197,233)	(371,917)	(91,178)
Proceeds from sale of long-term investments	22,025	151,434	63,836
Purchase of investment held by consolidated fund			(52,638)
Increase in investment in affiliates	(137,661)	(946,491)	(341,951)	(192,387)
Capital return from investment in affiliates	88,074	605,551	49,099
Proceeds from disposal of a subsidiary, net of cash deconsolidated	(3,670)	(25,232)	(5,009)
Acquisition, net of cash acquired	(28,098)	(193,184)
Purchase of loan receivables from factoring business	(5,077)	(34,904)	(200,000)	(4,633,209)
Collection of loan receivables from factoring business	5,077	34,904	700,000	4,122,000
Net cash used in investing activities	(57,549)	(395,677)	(833,857)	(883,793)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options	6,675	45,896	19,692	4,539
Contribution from non-controlling shareholders of subsidiaries	9,298	63,929	35,123	166,698
Increase in Mezzanine Equity - Redeemable non-controlling Interest of a Subsidiary				336,000
Decrease in Mezzanine Equity - Redeemable non-controlling Interest of a Subsidiary			(343,346)
Return of non-controlling interests of subsidiaries			(1,970)
Prepayment from an investor to acquire interest in one subsidiary			30,000
Payments related to transfer of rights to the loan receivables from factoring business	5,077	34,904	200,000	4,304,210
Proceeds related to transfer of rights to the loan receivables from factoring business	(5,077)	(34,904)	(700,000)	(3,804,210)
Payment for repurchase of ordinary shares			(31,288)	(12,602)
Net cash provided by (used in) financing activities	15,973	109,825	(791,789)	994,635
Effect of exchange rate changes	8,190	56,304	(79,494)	52,497
Net increases (decrease) in cash, cash equivalents and restricted cash	116,332	799,838	(1,076,757)	849,586
Cash and cash equivalents-beginning of year	277,326	1,906,753	2,983,510	2,133,924
Cash and cash equivalents-end of year	393,658	2,706,591	1,906,753	2,983,510
Supplemental disclosure of cash flow information:
Cash paid for income taxes	30,762	211,503	205,039	205,052
Cash paid for interest expenses	1,894	13,022	23,737	18,380
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment in accounts payable	1,392	9,572	3,577	11,209
Conversion of convertible notes	49,883	342,969	33,266
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	393,294	2,704,091	1,906,753	2,982,510
Restricted cash	364	2,500		1,000
Cash and cash equivalents-end of year	393,658	2,706,591	1,906,753	2,983,510
Related Parties
Cash flows from investing activities:
Loans disbursement			(101,639)	(106,495)
Principal collection of loans originated to third parties	4,592	31,573	95,116
Third Parties
Cash flows from investing activities:
Loans disbursement	(1,976,593)	(13,590,068)	(5,532,111)	(1,698,250)
Principal collection of loans originated to third parties	$ 1,993,680	¥ 13,707,549	¥ 4,878,539	¥ 1,706,624